STOCKHOLDERS EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT)
NOTE 7 - STOCKHOLDERS' DEFICIT

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

December 2021 Public Offering

On December 7, 2021, we sold an aggregate of 3,875,000 shares of our common stock, and accompanying warrants to purchase 3,875,000 shares of common stock at an exercise price of $4.13 per share, at a combined public offering price to the public of $4.13 per share of common stock and related Warrant, pursuant to an Underwriting Agreement we entered into with Roth Capital Partners, LLC. We received gross proceeds of $16,003,750, before deducting underwriting discounts and commissions of seven percent (7%) of the gross proceeds and offering expenses. As a result of the offering, the exercise price of our Warrants issued together with our Bridge Notes was reduced to the $4.13.

Series B Convertible Preferred Stock Equity Financing

On February 11, 2021, the Board of Directors authorized the issuance of up to 350 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock had a par value of $0.001 per share and a stated value of $1,200. On February 12, 2021, the Company issued 350 shares of the Series B Convertible Preferred Stock to BHP Capital, LLC (“BHP”) for which $326,600 in proceeds were received by the Company. In connection with the closing, the Company issued BHP an additional 3,000 shares of common stock as a service fee. The Company has accounted for the transaction with equity as the proceeds received was considered consideration for all securities issued. In August 2021, the preferred shares were redeemed at 120% of their stated value per the terms of their designations through the issuance of Bridge Notes as described in Note 4. On November 22, 2021, the Company filed a Certificate of Withdrawal of Designation of the Series B Convertible Preferred Stock with the State of Nevada.

Series C Convertible Preferred Stock Equity Financing

On March 30, 2021, the Board of Directors authorized the issuance of up to 150 shares of preferred stock, $0.001 par value per share, designated as Series C Convertible Preferred Stock. Each share of Preferred Stock had a par value of $0.001 per share and a stated value of $1,200. On March 30, 2021, the Company issued 150 shares of Series C Convertible Preferred Stock to Fourth Man, LLC (“FM”) for a purchase price of $150,000, or $1,000 per share, for which $141,049 in proceeds were received by the Company. In connection with the closing, the Company issued FM an additional 642,857 shares of common stock as a service fee. The Company has accounted for the transaction with equity as the proceeds received was considered consideration for all securities issued. In August 2021, the preferred shares were redeemed at 120% of their stated value per the terms of their designations through the issuance of Bridge Notes as described in Note 4. On November 22, 2021, the Company filed a Certificate of Withdrawal of Designation of the Series C Convertible Preferred Stock with the State of Nevada.

Warrants

During 2021, the Company granted ten-year warrants to three board members to purchase an aggregate of 30,000 shares of common stock at a price of $15.00 per share.

In connection with our August 2021 bridge financing, we issued five-year warrants to purchase 383,235 shares of common stock at an exercise price of $4.18 per share.

During April and May of 2021, the Company granted five-year warrants to various employees and scientific board members to purchase an aggregate of 28,020 shares of common stock at exercise prices varying from $14.00 to $15.00.

In connection with our December 2021 public offering, we issued five-year warrants to purchase 5,191,365 shares of common stock at an exercise price of $4.13 per share. In conjunction with the December 2021 public offering we also increased outstanding warrants associated with anti-dilution features of the August 2021 bridge financing to purchase 932,104 shares of common stock at an exercise price of $4.13.

For the year-ended 2021, there were 43,167 warrants converted into common shares through cashless conversions.

As of December 31, 2021, warrants to purchase 6,604,820 shares of common stock were outstanding.

Assumptions used in calculating the fair value of the warrants issued in 2021 were as follows:

Range of Inputs Used
Annual dividend yield	$-
Expected life (years)	2.7 to 10.0
Risk-free interest rate	0.23% to 1.26%
Expected volatility	92.93 to 98.81%
Common stock price	$1.68 to 17.00

During 2020, the Company granted ten-year warrants to three board members to purchase an aggregate of 60,000 shares of common stock at a price of $2.00 per share, and three-year warrants to a service provider to purchase an aggregate 23,262 shares of common stock at prices ranging from $1.45 to $3.50 per share. For the year ended December 31, 2020, outstanding warrants were increased from the initial issuance of 291 warrants to 69,063 to reflect the terms of the existing warrant agreements. For the year ended December 31, 2020 there were no warrants converted into common shares through cashless conversions.

During 2020, the Company entered into convertible loan agreements with third parties that included 242,841 5-year warrants to purchase a share of common stock at initial prices ranging from $0.59 to $3.09. On the date of issuance, the Company accounted for the conversion feature on the warrants as derivative liabilities, see Note 5. Derivative accounting applies as the number of warrants and the conversion price were variable and do not have a floor as to the number of common shares in which could be converted. For the year ended December 31, 2020, outstanding warrants were increased by 4,549,975 to reflect the terms of the warrant agreements. For the year ended December 31, 2020, 594,051 warrants were converted into 531,247 common shares through cashless conversions.

As of December 31, 2020, warrants to purchase 152,746 shares of common stock were outstanding.

Assumptions used in calculating the fair value of the warrants issued in 2020 were as follows:

Range of Inputs Used
Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to 0.29%
Expected volatility	99.24% to 106.51%
Common stock price	$1.45 to 2.50

Warrant activity for the years ended December 31, 2021 and 2020 consists of the following:

	Warrants	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2019	10,081	$45.00	3.08
Issued	83,262
Exercises	-
Anti-Dilution Modifications	59,395
Forfeiture/Cancellations	-		-
Outstanding, December 31, 2020	152,738	$2.85	2.47
Issued	5,632,621
Exercises	(43,167)
Anti-Dilution Modifications	932,104		-
Forfeiture/Cancellations	(69,475)		-
Outstanding, December 31, 2021	6,604,820	$4.27	4.85

See Note 5 for discussion regarding anti-dilution and modifications related to warrants accounted for as derivative liabilities.

See Note 2 for discussion related to the issuance of common stock in connection with licensing agreements.

See Note 3 for discussion related to the issuance of common stock to a related party for cash.